Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

Years Ended December 31 (millions, except earnings per share)	2024	2023	2022
Net (loss) income	$(61)	$54	$183
Weighted average number of equity shares outstanding	275	274	266
Basic (loss) earnings per share	$(0.22)	$0.20	$0.69

Years Ended December 31 (millions, except earnings per share)	2024	2023	2022
Net (loss) income	$(61)	$54	$183
After-tax impact of provisions for written put options	(41)	(3)	—
Fully diluted net (loss) income	$(102)	$51	$183
Weighted average number of equity shares outstanding	275	274	266
Dilutive effect of share-based compensation	—	3	4
Dilutive effect of provisions for written put options	22	9	—
Weighted average number of diluted equity shares outstanding	297	286	270
Diluted (loss) earnings per share	$(0.34)	$0.18	$0.68